Summary of Significant Accounting Policies - Schedule of Estimated Depreciation Useful Life (Details)	Jun. 30, 2025
Office and electronic equipment [Member]
Schedule of Estimated Depreciation Useful Life [Line Items]
Office and electronic equipment	3 years